Financial Instruments -Fair values of the group's financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Bonds Payable | Financial liabilities measured at amortized cost
Financial Instruments
Financial Liabilities Carrying Amount	$ 38,053	$ 35,418
Financial Liabilities Fair Value	39,024	36,603
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial Liabilities Carrying Amount	5,223	4,769
Financial Liabilities Fair Value	5,223	4,769
Investment funds | Financial liabilities fair value through profit or loss
Financial Instruments
Financial Assets Carrying Amount	4,096	112
Financial Assets Fair Value	4,096	112
Long-term loan receivable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial Assets Carrying Amount	1,237
Financial Assets Fair Value	1,237
Financial assets fair value through profit or loss | Equity securities
Financial Instruments
Financial Assets Carrying Amount	6,230	5,631
Financial Assets Fair Value	6,230	5,631
Financial assets fair value through profit or loss | Debt securities
Financial Instruments
Financial Assets Carrying Amount	873	3,421
Financial Assets Fair Value	873	3,421
Fair value through other comprehensive income | Debt securities
Financial Instruments
Financial Assets Carrying Amount	11,019	8,819
Financial Assets Fair Value	$ 11,019	$ 8,819